Segment Financial Data	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Financial Data
SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into four principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
As discussed in Note 3, on November 6, 2015, we completed the sale of Sikorsky to Lockheed Martin Corp. The tables below exclude amounts attributable to Sikorsky, which have been reclassified to Discontinued Operations in the accompanying Consolidated Statement of Operations.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.
UTC Climate, Controls & Security products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
UTC Aerospace Systems provides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include electric power generation, power management and distribution systems, air data and flight sensing and management systems, engine control systems, electric systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire and ice detection and protection systems, propeller systems, aircraft aerostructures including engine nacelles, thrust reversers, and mounting pylons, interior and exterior aircraft lighting, aircraft seating and cargo systems, actuation systems, landing systems, including landing gears, wheels and brakes, and space products and subsystems. Aftermarket services include spare parts, overhaul and repair, engineering and technical support and fleet management solutions.
We have reported our financial and operational results for the periods presented herein under the four principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2017.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2017	2016	2015	2017	2016	2015
Otis	$12,341	$11,893	$11,980	$2,021	$2,147	$2,338
UTC Climate, Controls & Security	17,812	16,851	16,707	3,300	2,956	2,936
Pratt & Whitney	16,160	14,894	14,082	1,460	1,545	861
UTC Aerospace Systems	14,691	14,465	14,094	2,370	2,298	1,888
Total segment	61,004	58,103	56,863	9,151	8,946	8,023
Eliminations and other	(1,167)	(859)	(765)	(38)	(368)	(268)
General corporate expenses	—	—	—	(441)	(406)	(464)
Consolidated	$59,837	$57,244	$56,098	$8,672	$8,172	$7,291

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Otis	$9,421	$8,867	$8,846	$133	$94	$83	$177	$171	$176
UTC Climate, Controls & Security	22,657	21,787	21,287	326	340	261	372	354	337
Pratt & Whitney	26,768	22,971	20,336	923	725	692	672	550	476
UTC Aerospace Systems	34,567	34,093	34,736	527	452	537	823	807	796
Total segment	93,413	87,718	85,205	1,909	1,611	1,573	2,044	1,882	1,785
Eliminations and other	3,507	1,988	2,279	105	88	79	96	80	78
Consolidated	$96,920	$89,706	$87,484	$2,014	$1,699	$1,652	$2,140	$1,962	$1,863

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
United States Operations	$33,912	$32,335	$30,989	$4,528	$4,566	$4,391	$5,323	$4,822	$4,517
International Operations
Europe	11,879	11,151	10,945	2,058	1,933	1,882	1,817	1,538	1,525
Asia Pacific	8,770	8,260	8,425	1,488	1,484	1,641	1,113	999	994
Other	5,262	5,479	5,584	1,077	963	109	1,389	1,325	1,273
Eliminations and other	14	19	155	(479)	(774)	(732)	544	474	423
Consolidated	$59,837	$57,244	$56,098	$8,672	$8,172	$7,291	$10,186	$9,158	$8,732

Sales from U.S. operations include export sales as follows:

(dollars in millions)	2017	2016	2015
Europe	$5,273	$5,065	$4,366
Asia Pacific	3,634	3,449	2,902
Other	2,217	2,313	2,473
	$11,124	$10,827	$9,741

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney and UTC Aerospace Systems products, as follows:

(dollars in millions)	2017	2016	2015
Pratt & Whitney	$3,347	$3,187	$2,945
UTC Aerospace Systems	2,299	2,301	2,409
Other	152	138	276
	$5,798	$5,626	$5,630

Net sales by Sikorsky under prime contracts and subcontracts to the U.S. Government of approximately $3.1 billion have been reclassified to Discontinued Operations in our Consolidated Statement of Operations for the year ended December 31, 2015.
Net sales to Airbus, primarily related to Pratt & Whitney and UTC Aerospace Systems products, were approximately $8,908 million, $7,688 million and $7,624 million for the years ended December 31, 2017, 2016 and 2015, respectively.